Trade and other receivables, net - Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables, net
Trade receivables, gross	$ 171,670	$ 181,968
Other receivables, gross	735,491	183,054
Allowance for expected credit losses	(8,621)	(9,717)	$ (10,006)
Other Receivables	726,870	173,337
Total trade and other receivables, net	876,264	333,177
Other accounts receivable, net	240,432	230,830
Trade and other receivables, net	635,832	102,347
Foreign clients [Member]
Trade and other receivables, net
Trade receivables, gross	31,233	46,612
Advances to suppliers [Member]
Trade and other receivables, net
Other receivables, gross	10,921	20,569
Tax claims [Member]
Trade and other receivables, net
Other receivables, gross	601,056	62,373
Related entities [Member]
Trade and other receivables, net
Trade receivables, gross	4,626	6,073
Other receivables, gross	2,298	2,312
Other.
Trade and other receivables, net
Other receivables, gross	401	257
Minera Yanacocha SRL and subsidiary [Member]
Trade and other receivables, net
Other receivables, gross	15,694	34,185
Allowance for expected credit losses	(1,384)	(1,384)	$ (1,384)	$ (1,384)
Other Receivables	14,310	32,801
Total trade and other receivables, net	14,854	49,720
Other accounts receivable, net	14,854	28,044
Trade and other receivables, net	0	21,676
Minera Yanacocha SRL and subsidiary [Member] | Advances to suppliers [Member]
Trade and other receivables, net
Other Receivables	9,596	7,095
Minera Yanacocha SRL and subsidiary [Member] | Tax claims [Member]
Trade and other receivables, net
Other Receivables	349	386
Minera Yanacocha SRL and subsidiary [Member] | Related entities [Member]
Trade and other receivables, net
Other Receivables	2,051	2,300
Minera Yanacocha SRL and subsidiary [Member] | Other.
Trade and other receivables, net
Other Receivables	$ 3,698	2,728
Minera Yanacocha SRL and subsidiary [Member] | Credit of tax on net assets [Member]
Trade and other receivables, net
Other Receivables		$ 21,676